Variable Interest Entity (“VIE”) (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash - Variable Interest Entity, Primary Beneficiary [Member]	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Variable Interest Entity (“VIE”) (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	¥ 2,902,814	$ 401,729	¥ 15,963,869
Restricted cash			442,560
Total cash, cash equivalents and restricted cash	¥ 2,902,814	$ 401,729	¥ 16,406,429